Prepaid Royalties and Deferred Costs - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Asset impairment loss (gains)	(24,121,918)	77,168,106
Royalty Agreements
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Asset impairment loss (gains)		10,400,000	900,000
Deferred cost impairment loss		2,700,000